Compensation of key management (Schedule of Compensation Awarded to Key Management) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and other benefits	$ 1,651	$ 1,329
Stock-based compensation	2,121	792
Total	$ 3,772	$ 2,121